UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $145,018 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2582    70300 SH       SOLE                    70300        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     5542   416037 SH       SOLE                   416037        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    12985  1043800 SH       SOLE                  1043800        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    18667  1595510 SH       SOLE                  1595510        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1422   131800 SH       SOLE                   131800        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101      112    25500 SH       SOLE                    25500        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    12732  2606300 SH       SOLE                  2606300        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     1017   182400 SH       SOLE                   182400        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    19107  2971500 SH       SOLE                  2971500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108      735   109500 SH       SOLE                   109500        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    17373  1966330 SH       SOLE                  1966330        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    16212  1088775 SH       SOLE                  1088775        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507     8983   544422 SH       SOLE                   544422        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      860   126400 SH       SOLE                   126400        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1189   189700 SH       SOLE                   189700        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      328    52500 SH       SOLE                    52500        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     5130   887569 SH       SOLE                   887569        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     4133   747344 SH       SOLE                   747344        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     4229   714404 SH       SOLE                   714404        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     2253   406012 SH       SOLE                   406012        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     6055  1079366 SH       SOLE                  1079366        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     1794   331583 SH       SOLE                   331583        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     1578   274850 SH       SOLE                   274850        0        0